S000048637 [Member] Investment Objectives and Goals - iShares Convertible Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CONVERTIBLE BOND ETFTicker: ICVTStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Convertible Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million.